Goodwill and Intangible Assets Changes in Goodwill (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill [Roll Forward]
Goodwill, beginning balance		$ 342.7	$ 285.3
Acquisitions		97.8	56.4	285.3
Goodwill, Period Increase			57.4
Impairments	(384.1)	(440.5)	0	0
Goodwill, ending balance	0	0	342.7	285.3
Solar Energy [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance		342.7	285.3
Acquisitions		97.8
Goodwill, Purchase Accounting Adjustments			57.4
Impairments	(384.1)	(440.5)	0	0
Goodwill, ending balance	$ 0	$ 0	$ 342.7	$ 285.3